Subsequent events (Details Narrative) - USD ($) $ in Thousands		1 Months Ended			3 Months Ended		12 Months Ended
	Feb. 09, 2024	May 31, 2024	Apr. 30, 2024	Feb. 29, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 16, 2024
Subsequent Event [Line Items]
Additional borrowing from lines of credit							$ 7,841
Share based compensation expense					$ 500	$ 900	$ 1,800	$ 3,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock repurchase program, authorized amount									$ 5,000
Listed company description			the Company received a notice from the NYSE American LLC (the “NYSE American”), notifying the Company that it is no longer in compliance with NYSE American continued listing standards. The NYSE American requires a listed company to have stockholders’ equity of $4.0 million or more if the listed company has reported losses from continuing operations and/or net losses in three of its four most recent fiscal years. The Company reported a stockholders’ equity of $3.0 million as of December 31, 2023, and losses from continuing operations and/or net losses in three out of its four most recent fiscal years ended December 31, 2023. The Notice has no immediate impact on the listing of the Company’s shares of common stock, which will continue to be listed and traded on the NYSE American. The Company must submit a plan of compliance (the “Plan”) by May 24, 2024, addressing how it intends to regain compliance with the continued listing standards before the end of the cure period ends on October 24, 2025. The Company has begun to prepare its Plan for submission to the NYSE American by the May 24, 2024 deadline.
Subsequent Event [Member] | Board of Directors [Member] | 2019 Incentive Award Plan [Member]
Subsequent Event [Line Items]
Restricted shares, granted				42,088
Share based compensation expense				$ 400
Subsequent Event [Member] | Aimia Pet Healthco, Inc. [Member]
Subsequent Event [Line Items]
Number of shares of common stock	45,629
Wintrust Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Additional borrowing from lines of credit		$ 600	$ 800